Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income after taxes	$ 572	$ 840
Other comprehensive income (loss), net of taxes
Loss on foreign currency translation	(175)	(406)
Unrealized gain (loss) on net investment hedge (note 23)	(9)	60
Actuarial gain (loss) on pension plans and post-retirement benefit (PRB) plans (note 28)	(8)	12
Reclassification of actuarial gains and prior service credits on defined benefit (DB) and post-retirement benefit plans (PRB) to net income (note 28)	2	1
Other comprehensive loss from equity investees	(5)	(1)
Total other comprehensive loss (OCI), net of taxes (note 22)	(195)	(334)
Comprehensive income attributable to controlling interests and non-controlling interests, net of taxes	377	506
Comprehensive income attributable to:
Non-controlling interests	20	7
Controlling interests	$ 357	$ 499